Commercial Loans	3 Months Ended
Mar. 31, 2014
Commercial Loans [Abstract]
Commercial Loans [Text Block]

4. Commercial Loans

Short Term Loans Receivable

The Company offers short-term secured non–banking loans to real estate investors (also known as hard money) to fund their acquisition and construction of properties located in the New York Metropolitan area. The loans are principally secured by collateral consisting of real estate and, generally, accompanied by personal guarantees from the principals of the businesses. The loans are generally for a term of one year. The short term loans are initially recorded, and carried thereafter, in the financial statements at cost. Most of the loans provide for receipt of interest only during the term of the loan and a balloon payment at the end of the term. For the year ended December 31, 2013 the total amount of $15,159,450 has been lent, offset by collections received from borrowers under the commercial loans in the amount of $14,088,866. Loans ranging in size from $30,000 to $1,300,000 were concluded at stated interest rates of 12% to 15%, but often at higher effective rates based upon points or other up-front fees.
At March 31, 2014, we were committed to an additional $1,035,500 in construction loans that can be drawn by the borrower when certain conditions are met.
At March 31, 2014, the Company has made loans to eight different entities in the aggregate amount of $1,719,000, of which $779,000 is included in long-term loans receivable. One individual holds at least a sixty percent interest in each of the entities. The Company also has made loans to six different entities in the aggregate amount of $1,624,950, of which $799,950 is included in long-term loans receivable. One individual holds at least a twenty-five percent interest in each of the entities. The aggregate loans to all these entities totaled $3,343,950 or 21.5% of our loan portfolio. All individuals have no relationship to any of the officers or directors of the Company.
At December 31, 2013, the Company has made loans to eight different entities in the aggregate amount of $1,989,000, of which $899,000 is included in long-term loans receivable. One individual holds at least a fifty percent interest in each of the different entities. The Company also has made loans to six different entities in the aggregate amount of $1,761,950, of which $400,000 is included in long-term loans receivable. One individual holds at least a twenty-five percent interest in each of the borrowers. The aggregate loans to all these entities totaled $3,750,950 or 25.5% of our loan portfolio. All individuals have no relationship to any of the officers or directors of the Company.
At March 31, 2014 and December 31, 2013, no one entity has loans outstanding representing more than 10% of the total balance of the loans outstanding.
At March 31, 2014, two of the loans in the Company’s portfolio were jointly funded by the Company and unrelated entities, for aggregate loans of $1,625,000. The accompanying balance sheet includes the Company’s portion of the loans in the amount of $1,125,000.
At December 31, 2013, three of the loans in the Company’s portfolio were jointly funded by the Company and unrelated entities, for aggregate loans of $2,400,000. The accompanying 2013 balance sheet includes the Company’s portion of the loans in the amount of $1,650,000.
The Company uses its own employees, outside lawyers and other independent professionals to verify titles and ownership, to file liens and to consummate the transactions. Outside appraisers are also used to assist the Company’s officials in evaluating the worth of collateral. To date, the Company has not experienced any defaults and none of the loans previously made have been non-collectable, although no assurances can be given that existing or future loans may not go into default or prove to be non-collectible in the future.
The Company generally grants loans for a term of one year. In some cases, the Company has agreed to extend the term of the loans beyond one year. This was mainly due to the additional lending conditions generally imposed by traditional lenders and financial institutions as a result of the mortgage crisis, which has made it more difficult overall for borrowers, including the Company’s borrowers, to secure long term financing. Prior to the Company granting an extension of any loan, it reevaluates the underlying collateral.

Long Term Loans Receivable

Long term loans receivable comprise the loans that were extended beyond the original maturity dates, unless it is clear that the loan will be paid back within one year. At March 31, 2014, the Company’s loan portfolio consists of $12,517,000 short term loans receivable and $3,058,950 long term loans receivable. At December 31, 2013, the Company’s loan portfolio consists of $10,697,950 short term loans receivable and $3,997,000 long term loans receivable.

Credit Risk

Credit risk profile based on loan activity as of March 31, 2014 and December 31, 2013:

Performing loans	Developers – Residential	Developers – Commercial	Developers – Mixed Used	Other	Total Outstanding Loans
March 31, 2014	$13,795,950	$1,225,000	$525,000	$30,000	$15,575,950
December 31, 2013	$12,467,950	$1,750,000	$477,000	$—	$14,694,950
At March 31, 2014, the Company’s commercial loans include loans in the amount of $290,000, $100,000, $135,000 and $1,804,000, originally due in 2009, 2010, 2011 and 2013, respectively. At December 31, 2013, the Company’s commercial loans include loans in the amount of $290,000, $152,000, $150,000, $150,000 and $3,307,000, originally due in 2009, 2010, 2011, 2012 and 2013, respectively.
In all instances the borrowers are currently paying their interest and, generally, the Company receives a fee in connection with the extension of the loans. Accordingly, at March 31, 2014, no loan impairments exist and there are no provisions for impairments of loans or recoveries thereof included in operations. Subsequent to the balance sheet date, $820,000 of the Company’s commercial loans, outstanding at March 31, 2014, were paid off.